Supplement dated December 8, 2023 to Summary and Statutory Prospectuses dated May 1, 2023
Prospectus Form #
Product Name
RiverSource® RAVA Apex NY	PRO9110_12_B01_(05/23) ISP9110_12_B01_(05/23) USP9110_12_B01_(05/23)
This Supplement updates certain information in the most recent Statutory Prospectus, Initial Summary Prospectus and Updated Summary Prospectus (together, the “Prospectus”). This Supplement must be preceded or accompanied by the Prospectus for your Contract.  You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.
The 10-year surrender charge schedule for RiverSource RAVA Apex NY variable annuity contracts will not be available for contract applications signed on or after Dec. 9, 2023.
RAVA Apex NY variable annuity contract is issued by RiverSource Life Insurance Co. of New York.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9110-0001_ (12/23)